Schedule of Investments(a)
Invesco Dynamic Large Cap Growth ETF (PWB)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-15.12%
Activision Blizzard, Inc.	108,843	$9,101,452
Alphabet, Inc., Class A(b)	10,383	27,977,305
Facebook, Inc., Class A(b)	74,850	26,669,055
Pinterest, Inc., Class A(b)	164,849	9,709,606
ROBLOX Corp., Class A(b)(c)	117,674	9,058,544
Roku, Inc.(b)	30,406	13,023,194
Walt Disney Co. (The)(b)	139,212	24,504,096
		120,043,252
Consumer Discretionary-13.64%
Amazon.com, Inc.(b)	7,528	25,050,098
Ford Motor Co.(b)	820,514	11,446,170
Ross Stores, Inc.	84,854	10,410,737
Starbucks Corp.	93,319	11,331,726
Tesla, Inc.(b)	40,559	27,872,145
TJX Cos., Inc. (The)	156,247	10,751,356
Yum! Brands, Inc.	87,153	11,451,033
		108,313,265
Consumer Staples-4.90%
Costco Wholesale Corp.	63,640	27,347,381
Estee Lauder Cos., Inc. (The), Class A	34,474	11,508,455
		38,855,836
Financials-10.35%
American Express Co.	66,519	11,343,485
Berkshire Hathaway, Inc., Class B(b)	85,394	23,764,296
Blackstone Group, Inc. (The), Class A	115,490	13,312,532
Coinbase Global, Inc., Class A(b)(c)	43,358	10,257,636
MSCI, Inc.	22,631	13,487,171
PNC Financial Services Group, Inc. (The)	54,935	10,020,693
		82,185,813
Health Care-16.40%
Abbott Laboratories	207,137	25,059,434
Agilent Technologies, Inc.	79,030	12,109,767
Align Technology, Inc.(b)	17,668	12,293,394
Danaher Corp.	96,124	28,595,929
IDEXX Laboratories, Inc.(b)	18,933	12,846,608
IQVIA Holdings, Inc.(b)	43,407	10,751,914
Thermo Fisher Scientific, Inc.	52,853	28,541,149
		130,198,195
Industrials-5.59%
Carrier Global Corp.	235,032	12,985,518
Caterpillar, Inc.	44,315	9,162,126
Deere & Co.	29,140	10,536,733
Trane Technologies PLC	57,562	11,720,199
		44,404,576
Information Technology-30.23%
Adobe, Inc.(b)	48,555	30,183,245
	Shares	Value
Information Technology-(continued)
Amphenol Corp., Class A	157,126	$11,390,064
Apple, Inc.	193,266	28,189,779
Applied Materials, Inc.	76,505	10,705,345
Corning, Inc.	239,918	10,042,967
KLA Corp.	33,060	11,510,170
Lam Research Corp.	16,413	10,461,810
Micron Technology, Inc.(b)	129,395	10,038,464
NVIDIA Corp.	156,764	30,567,412
NXP Semiconductors N.V. (China)(c)	51,332	10,594,411
PayPal Holdings, Inc.(b)	94,821	26,126,030
QUALCOMM, Inc.	78,587	11,772,333
Square, Inc., Class A(b)	48,614	12,020,298
Visa, Inc., Class A	107,087	26,385,166
		239,987,494
Materials-3.78%
Dow, Inc.	152,242	9,463,363
Freeport-McMoRan, Inc.	258,654	9,854,717
Sherwin-Williams Co. (The)	36,806	10,711,650
		30,029,730
Total Common Stocks & Other Equity Interests (Cost $632,346,933)		794,018,161
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $26,669)	26,669	26,669
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $632,373,602)		794,044,830
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.59%
Invesco Private Government Fund, 0.02%(d)(e)(f)	6,176,028	6,176,028
Invesco Private Prime Fund, 0.12%(d)(e)(f)	14,404,973	14,410,735
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,586,763)		20,586,763
TOTAL INVESTMENTS IN SECURITIES-102.61% (Cost $652,960,365)		814,631,593
OTHER ASSETS LESS LIABILITIES-(2.61)%		(20,694,098)
NET ASSETS-100.00%		$793,937,495
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Large Cap Growth ETF (PWB)—(continued)
July 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$155,781	$1,334,112	$(1,463,224)	$-	$-	$26,669	$14
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,428,858	33,215,777	(32,468,607)	-	-	6,176,028	149*
Invesco Private Prime Fund	8,143,287	59,784,364	(53,516,916)	-	-	14,410,735	2,583*
Total	$13,727,926	$94,334,253	$(87,448,747)	$-	$-	$20,613,432	$2,746

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Large Cap Value ETF (PWV)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-7.01%
Comcast Corp., Class A	452,442	$26,617,163
Verizon Communications, Inc.	446,194	24,888,701
		51,505,864
Consumer Discretionary-1.47%
General Motors Co.(b)	190,283	10,815,686
Consumer Staples-16.03%
Archer-Daniels-Midland Co.	162,195	9,686,285
Kraft Heinz Co. (The)	244,631	9,410,955
PepsiCo, Inc.	169,933	26,670,984
Philip Morris International, Inc.	110,752	11,085,168
Procter & Gamble Co. (The)	182,049	25,892,829
Sysco Corp.	132,506	9,831,945
Walmart, Inc.	177,048	25,238,193
		117,816,359
Energy-10.86%
Chevron Corp.	242,619	24,701,040
EOG Resources, Inc.	139,015	10,128,633
Exxon Mobil Corp.	432,559	24,902,422
Kinder Morgan, Inc.	582,552	10,124,754
Marathon Petroleum Corp.	179,978	9,938,385
		79,795,234
Financials-28.55%
Aflac, Inc.	193,695	10,653,225
Allstate Corp. (The)	79,917	10,393,206
American International Group, Inc.	212,606	10,066,894
Bank of America Corp.	599,883	23,011,512
Capital One Financial Corp.	68,264	11,038,289
Chubb Ltd.	65,195	11,001,004
Citigroup, Inc.	139,756	9,450,301
Discover Financial Services	94,493	11,747,370
Goldman Sachs Group, Inc. (The)	29,629	11,107,319
JPMorgan Chase & Co.	155,707	23,633,208
MetLife, Inc.	168,706	9,734,336
Morgan Stanley	283,602	27,220,120
Progressive Corp. (The)	111,026	10,565,234
Travelers Cos., Inc. (The)	68,989	10,273,842
Truist Financial Corp.	179,827	9,787,984
U.S. Bancorp	181,061	10,056,128
		209,739,972
	Shares	Value
Health Care-18.29%
AbbVie, Inc.	219,981	$25,583,790
Anthem, Inc.	27,330	10,494,993
Cigna Corp.	41,605	9,547,932
CVS Health Corp.	121,762	10,028,318
Johnson & Johnson	148,169	25,514,702
Medtronic PLC	196,268	25,771,951
Pfizer, Inc.	640,758	27,430,850
		134,372,536
Industrials-5.85%
3M Co.	53,547	10,599,093
CSX Corp.	327,085	10,571,387
Cummins, Inc.	42,462	9,855,430
Eaton Corp. PLC	75,628	11,953,006
		42,978,916
Information Technology-7.65%
Dell Technologies, Inc., Class C(b)	108,534	10,486,555
HP, Inc.	338,998	9,786,872
Intel Corp.	443,134	23,805,159
Paychex, Inc.	106,838	12,160,301
		56,238,887
Materials-4.15%
DuPont de Nemours, Inc.	129,504	9,719,275
Linde PLC (United Kingdom)	35,851	11,020,239
LyondellBasell Industries N.V., Class A	98,287	9,762,848
		30,502,362
Total Common Stocks & Other Equity Interests (Cost $664,471,192)		733,765,816
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $105,258)	105,258	105,258
TOTAL INVESTMENTS IN SECURITIES-99.87% (Cost $664,576,450)		733,871,074
OTHER ASSETS LESS LIABILITIES-0.13%		921,089
NET ASSETS-100.00%		$734,792,163
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$37,536	$8,629,261	$(8,561,539)	$-	$-	$105,258	$37

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 100 Equal Weight ETF (EQWL)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-9.17%
Alphabet, Inc., Class A(b)	203	$546,990
Alphabet, Inc., Class C(b)	196	530,066
AT&T, Inc.	33,272	933,280
Charter Communications, Inc., Class A(b)	1,422	1,058,039
Comcast Corp., Class A	17,151	1,008,993
Facebook, Inc., Class A(b)	2,957	1,053,579
Netflix, Inc.(b)	2,005	1,037,728
T-Mobile US, Inc.(b)	6,713	966,806
Verizon Communications, Inc.	17,017	949,208
Walt Disney Co. (The)(b)	5,525	972,511
		9,057,200
Consumer Discretionary-11.35%
Amazon.com, Inc.(b)	293	974,984
Booking Holdings, Inc.(b)	425	925,760
Ford Motor Co.(b)	63,845	890,638
General Motors Co.(b)	15,865	901,767
Home Depot, Inc. (The)	3,153	1,034,783
Lowe’s Cos., Inc.	5,136	989,656
McDonald’s Corp.	4,118	999,480
NIKE, Inc., Class B	7,421	1,243,092
Starbucks Corp.	8,667	1,052,434
Target Corp.	4,190	1,093,799
Tesla, Inc.(b)	1,606	1,103,643
		11,210,036
Consumer Staples-10.80%
Altria Group, Inc.	19,605	941,824
Coca-Cola Co. (The)	17,372	990,725
Colgate-Palmolive Co.	11,719	931,661
Costco Wholesale Corp.	2,557	1,098,794
Kraft Heinz Co. (The)	22,467	864,305
Mondelez International, Inc., Class A	15,296	967,625
PepsiCo, Inc.	6,607	1,036,969
Philip Morris International, Inc.	9,872	988,088
Procter & Gamble Co. (The)	7,234	1,028,892
Walgreens Boots Alliance, Inc.	17,638	831,632
Walmart, Inc.	6,931	988,014
		10,668,529
Energy-2.77%
Chevron Corp.	9,040	920,362
ConocoPhillips	16,266	911,872
Exxon Mobil Corp.	15,692	903,389
		2,735,623
Financials-13.39%
American Express Co.	5,930	1,011,243
American International Group, Inc.	18,753	887,955
Bank of America Corp.	23,305	893,980
Bank of New York Mellon Corp. (The)	19,352	993,338
Berkshire Hathaway, Inc., Class B(b)	3,401	946,464
BlackRock, Inc.	1,108	960,824
Capital One Financial Corp.	6,073	982,004
Citigroup, Inc.	12,754	862,425
Goldman Sachs Group, Inc. (The)	2,593	972,064
JPMorgan Chase & Co.	6,086	923,733
MetLife, Inc.	15,217	878,021
Morgan Stanley	10,598	1,017,196
U.S. Bancorp	16,495	916,132
Wells Fargo & Co.	21,355	981,049
		13,226,428
	Shares	Value
Health Care-15.39%
Abbott Laboratories	8,913	$1,078,295
AbbVie, Inc.	8,452	982,968
Amgen, Inc.	4,037	975,097
Biogen, Inc.(b)	2,461	804,082
Bristol-Myers Squibb Co.	14,488	983,300
CVS Health Corp.	11,413	939,975
Danaher Corp.	3,950	1,175,085
Eli Lilly and Co.	4,354	1,060,199
Gilead Sciences, Inc.	14,185	968,694
Johnson & Johnson	5,914	1,018,391
Medtronic PLC	7,916	1,039,450
Merck & Co., Inc.	12,791	983,244
Pfizer, Inc.	24,297	1,040,154
Thermo Fisher Scientific, Inc.	2,106	1,137,261
UnitedHealth Group, Inc.	2,462	1,014,886
		15,201,081
Industrials-11.56%
3M Co.	4,811	952,289
Boeing Co. (The)(b)	3,946	893,690
Caterpillar, Inc.	4,421	914,042
Emerson Electric Co.	10,101	1,019,090
FedEx Corp.	3,310	926,635
General Dynamics Corp.	5,095	998,773
General Electric Co.	71,258	922,791
Honeywell International, Inc.	4,333	1,013,012
Lockheed Martin Corp.	2,517	935,493
Raytheon Technologies Corp.	10,987	955,320
Union Pacific Corp.	4,428	968,669
United Parcel Service, Inc., Class B	4,803	919,102
		11,418,906
Information Technology-16.62%
Accenture PLC, Class A	3,434	1,090,913
Adobe, Inc.(b)	1,805	1,122,042
Apple, Inc.	7,691	1,121,809
Broadcom, Inc.	2,082	1,010,603
Cisco Systems, Inc.	17,811	986,195
Intel Corp.	16,862	905,827
International Business Machines Corp.	6,448	908,910
Mastercard, Inc., Class A	2,669	1,030,074
Microsoft Corp.	3,784	1,078,100
NVIDIA Corp.	5,473	1,067,180
Oracle Corp.	11,769	1,025,551
PayPal Holdings, Inc.(b)	3,595	990,530
QUALCOMM, Inc.	7,279	1,090,394
salesforce.com, inc.(b)	4,061	982,478
Texas Instruments, Inc.	5,171	985,696
Visa, Inc., Class A	4,152	1,023,011
		16,419,313
Materials-2.84%
Dow, Inc.	14,347	891,809
DuPont de Nemours, Inc.	11,821	887,166
Linde PLC (United Kingdom)	3,351	1,030,064
		2,809,039
Real Estate-1.98%
American Tower Corp.	3,651	1,032,503
Simon Property Group, Inc.	7,269	919,674
		1,952,177
Utilities-4.04%
Duke Energy Corp.	9,615	1,010,633
See accompanying notes which are an integral part of this schedule.

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
Exelon Corp.	20,797	$973,300
NextEra Energy, Inc.	13,275	1,034,122
Southern Co. (The)	15,278	975,806
		3,993,861
Total Common Stocks & Other Equity Interests (Cost $76,911,352)		98,692,193
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $67,030)	67,030	67,030
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $76,978,382)		98,759,223
OTHER ASSETS LESS LIABILITIES-0.02%		16,625
NET ASSETS-100.00%		$98,775,848
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$120,677	$679,855	$(733,502)	$-	$-	$67,030	$8
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	336,810	406,524	(743,334)	-	-	-	1*
Invesco Private Prime Fund	505,216	839,674	(1,344,890)	-	-	-	22*
Total	$962,703	$1,926,053	$(2,821,726)	$-	$-	$67,030	$31

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 GARP ETF (SPGP)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.75%
Facebook, Inc., Class A(b)	29,403	$10,476,289
Consumer Discretionary-12.77%
Best Buy Co., Inc.	57,619	6,473,495
D.R. Horton, Inc.	86,803	8,283,610
Dollar General Corp.	40,325	9,381,208
Etsy, Inc.(b)(c)	62,808	11,525,896
Lennar Corp., Class A(c)	76,185	8,010,853
Pool Corp.	17,243	8,239,050
PulteGroup, Inc.	147,482	8,092,338
Target Corp.	30,586	7,984,475
Tractor Supply Co.	46,671	8,444,184
		76,435,109
Consumer Staples-3.58%
Campbell Soup Co.(c)	170,215	7,441,800
Kroger Co. (The)	156,752	6,379,806
Monster Beverage Corp.(b)	81,046	7,644,259
		21,465,865
Financials-17.56%
Allstate Corp. (The)	50,055	6,509,653
Aon PLC, Class A(c)	24,616	6,400,898
Cboe Global Markets, Inc.	65,211	7,725,547
Cincinnati Financial Corp.	52,912	6,237,267
Everest Re Group Ltd.	28,081	7,099,719
Goldman Sachs Group, Inc. (The)	20,671	7,749,145
MarketAxess Holdings, Inc.	21,138	10,044,143
Moody’s Corp.	19,248	7,237,248
Morgan Stanley	79,435	7,624,171
Progressive Corp. (The)	93,888	8,934,382
Raymond James Financial, Inc.	46,618	6,036,099
S&P Global, Inc.	16,809	7,206,355
SVB Financial Group(b)	16,793	9,235,478
T. Rowe Price Group, Inc.	34,685	7,081,290
		105,121,395
Health Care-29.14%
Amgen, Inc.	33,677	8,134,343
Anthem, Inc.	17,903	6,874,931
Biogen, Inc.(b)	18,563	6,065,089
Bio-Rad Laboratories, Inc., Class A(b)	13,194	9,757,095
Centene Corp.(b)	93,832	6,437,813
Cigna Corp.	41,540	9,533,015
DaVita, Inc.(b)	72,632	8,733,998
Hologic, Inc.(b)	106,401	7,984,331
Humana, Inc.	18,890	8,044,495
IDEXX Laboratories, Inc.(b)	13,169	8,935,561
Laboratory Corp. of America Holdings(b)	27,267	8,075,122
Merck & Co., Inc.	94,710	7,280,358
PerkinElmer, Inc.	63,112	11,500,900
Quest Diagnostics, Inc.(c)	51,575	7,313,335
Regeneron Pharmaceuticals, Inc.(b)	14,608	8,393,903
Thermo Fisher Scientific, Inc.	18,775	10,138,688
UnitedHealth Group, Inc.	15,783	6,506,068
Universal Health Services, Inc., Class B	37,242	5,973,989
Vertex Pharmaceuticals, Inc.(b)	54,837	11,054,042
Waters Corp.(b)	26,294	10,249,664
Zoetis, Inc.	37,068	7,513,684
		174,500,424
Industrials-12.94%
Copart, Inc.(b)	62,943	9,252,621
	Shares	Value
Industrials-(continued)
Expeditors International of Washington, Inc.	64,269	$8,242,499
Fastenal Co.	119,408	6,539,976
Fortune Brands Home & Security, Inc.	60,271	5,874,615
General Dynamics Corp.	31,107	6,097,905
Huntington Ingalls Industries, Inc.	32,429	6,652,161
J.B. Hunt Transport Services, Inc.	38,923	6,556,579
Leidos Holdings, Inc.	61,735	6,569,839
Lockheed Martin Corp.	19,396	7,208,911
Northrop Grumman Corp.	19,473	7,069,089
United Rentals, Inc.(b)	22,486	7,410,261
		77,474,456
Information Technology-21.18%
Adobe, Inc.(b)	19,549	12,152,245
Apple, Inc.	56,602	8,255,968
Applied Materials, Inc.	49,191	6,883,297
CDW Corp.	40,979	7,513,500
Fortinet, Inc.(b)	51,899	14,128,984
Intel Corp.	129,579	6,960,984
KLA Corp.	26,935	9,377,690
Lam Research Corp.	11,185	7,129,431
Mastercard, Inc., Class A	17,884	6,902,151
Microsoft Corp.	30,739	8,757,848
NetApp, Inc.	89,099	7,091,389
Oracle Corp.	76,097	6,631,092
Paychex, Inc.	59,347	6,754,875
QUALCOMM, Inc.	55,753	8,351,799
Teradyne, Inc.	78,229	9,935,083
		126,826,336
Utilities-1.02%
Sempra Energy	46,685	6,099,395
Total Common Stocks & Other Equity Interests (Cost $532,929,239)		598,399,269
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $385,068)	385,068	385,068
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $533,314,307)		598,784,337
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.86%
Invesco Private Government Fund, 0.02%(d)(e)(f)	6,924,726	6,924,726
Invesco Private Prime Fund, 0.12%(d)(e)(f)	16,151,233	16,157,693
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,082,419)		23,082,419
TOTAL INVESTMENTS IN SECURITIES-103.86% (Cost $556,396,726)		621,866,756
OTHER ASSETS LESS LIABILITIES-(3.86)%		(23,107,174)
NET ASSETS-100.00%		$598,759,582
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 GARP ETF (SPGP)—(continued)
July 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,539	$1,851,688	$(1,642,159)	$-	$-	$385,068	$19
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	16,949,773	(10,025,047)	-	-	6,924,726	76*
Invesco Private Prime Fund	-	38,419,663	(22,261,970)	-	-	16,157,693	1,127*
Total	$175,539	$57,221,124	$(33,929,176)	$-	$-	$23,467,487	$1,222

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Value with Momentum ETF (SPVM)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-5.80%
Comcast Corp., Class A	5,444	$320,271
DISH Network Corp., Class A(b)	13,432	562,666
Interpublic Group of Cos., Inc. (The)	8,509	300,878
News Corp., Class A	11,578	285,166
T-Mobile US, Inc.(b)	1,858	267,589
ViacomCBS, Inc., Class B	15,593	638,222
		2,374,792
Consumer Discretionary-19.00%
Advance Auto Parts, Inc.	1,780	377,467
Bath & Body Works, Inc.	4,311	345,182
Best Buy Co., Inc.	4,656	523,101
BorgWarner, Inc.	9,237	452,428
CarMax, Inc.(b)	3,456	462,931
D.R. Horton, Inc.	5,127	489,270
Ford Motor Co.(b)	46,935	654,743
General Motors Co.(b)	11,314	643,088
Genuine Parts Co.	2,126	269,832
Lennar Corp., Class A	6,122	643,728
LKQ Corp.(b)	8,121	412,141
Mohawk Industries, Inc.(b)	2,213	431,314
Newell Brands, Inc.	13,883	343,604
NVR, Inc.(b)	55	287,243
PulteGroup, Inc.	9,074	497,890
Target Corp.	1,498	391,053
Whirlpool Corp.	2,505	554,958
		7,779,973
Consumer Staples-3.43%
Archer-Daniels-Midland Co.	10,241	611,592
Costco Wholesale Corp.	877	376,864
Kraft Heinz Co. (The)	10,799	415,438
		1,403,894
Energy-0.66%
ONEOK, Inc.	5,237	272,167
Financials-34.99%
American International Group, Inc.	7,358	348,401
Assurant, Inc.	3,250	512,882
Bank of America Corp.	9,571	367,144
Berkshire Hathaway, Inc., Class B(b)	1,788	497,583
Capital One Financial Corp.	3,297	533,125
Chubb Ltd.	3,153	532,037
Cincinnati Financial Corp.	4,196	494,624
Citizens Financial Group, Inc.	11,019	464,561
Comerica, Inc.	6,132	421,023
Discover Financial Services	2,551	317,140
Everest Re Group Ltd.	2,734	691,237
Fifth Third Bancorp	10,395	377,235
Goldman Sachs Group, Inc. (The)	1,355	507,962
Hartford Financial Services Group, Inc. (The)	9,070	577,033
Invesco Ltd.(c)	17,275	421,165
JPMorgan Chase & Co.	2,361	358,353
KeyCorp	20,919	411,268
Loews Corp.	9,003	482,831
MetLife, Inc.	9,383	541,399
Morgan Stanley	4,880	468,382
PNC Financial Services Group, Inc. (The)	2,362	430,852
Principal Financial Group, Inc.	9,902	615,211
Progressive Corp. (The)	4,970	472,945
Prudential Financial, Inc.	7,168	718,807
Raymond James Financial, Inc.	2,839	367,594
	Shares	Value
Financials-(continued)
Regions Financial Corp.	20,222	$389,274
Synchrony Financial	7,378	346,914
Travelers Cos., Inc. (The)	3,629	540,431
Truist Financial Corp.	7,292	396,904
U.S. Bancorp	6,023	334,517
W.R. Berkley Corp.	5,295	387,435
		14,326,269
Health Care-7.15%
Anthem, Inc.	1,267	486,541
Bio-Rad Laboratories, Inc., Class A(b)	760	562,028
Cooper Cos., Inc. (The)	911	384,232
DaVita, Inc.(b)	2,715	326,479
HCA Healthcare, Inc.	1,382	343,012
Laboratory Corp. of America Holdings(b)	1,744	516,486
UnitedHealth Group, Inc.	746	307,516
		2,926,294
Industrials-11.04%
C.H. Robinson Worldwide, Inc.	4,344	387,354
Carrier Global Corp.	5,960	329,290
Cummins, Inc.	1,172	272,021
FedEx Corp.	1,288	360,576
Fortune Brands Home & Security, Inc.	2,639	257,223
General Dynamics Corp.	1,958	383,827
Jacobs Engineering Group, Inc.	2,452	331,633
Johnson Controls International PLC	4,253	303,749
Nielsen Holdings PLC	13,870	328,580
PACCAR, Inc.	3,749	311,130
Quanta Services, Inc.	4,044	367,600
Snap-on, Inc.	1,105	240,868
Stanley Black & Decker, Inc.	1,444	284,540
Textron, Inc.	5,256	362,717
		4,521,108
Information Technology-4.39%
CDW Corp.	1,643	301,244
Corning, Inc.	6,330	264,974
Hewlett Packard Enterprise Co.	33,569	486,751
HP, Inc.	16,152	466,308
Micron Technology, Inc.(b)	3,602	279,443
		1,798,720
Materials-10.15%
Amcor PLC	28,018	323,888
Celanese Corp.	2,073	322,911
Corteva, Inc.	9,159	391,822
Dow, Inc.	5,149	320,062
DuPont de Nemours, Inc.	4,722	354,386
Eastman Chemical Co.	2,415	272,219
International Paper Co.	5,926	342,286
LyondellBasell Industries N.V., Class A	3,388	336,530
Mosaic Co. (The)	15,506	484,252
Nucor Corp.	3,642	378,841
Packaging Corp. of America	1,865	263,897
Westrock Co.	7,404	364,351
		4,155,445
Real Estate-2.55%
CBRE Group, Inc., Class A(b)	3,697	356,612
Kimco Realty Corp.	19,933	425,171
Weyerhaeuser Co.	7,808	263,364
		1,045,147
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Utilities-0.79%
DTE Energy Co.	2,756	$323,334
Total Common Stocks & Other Equity Interests (Cost $36,213,164)		40,927,143
Money Market Funds-0.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $85,270)	85,270	85,270
TOTAL INVESTMENTS IN SECURITIES-100.16% (Cost $36,298,434)		41,012,413
OTHER ASSETS LESS LIABILITIES-(0.16)%		(66,992)
NET ASSETS-100.00%		$40,945,421
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Invesco Ltd.	$-	$453,996	$-	$(32,831)	$-	$421,165	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	105,738	311,236	(331,704)	-	-	85,270	6
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	348,840	(348,840)	-	-	-	-*
Invesco Private Prime Fund	352,406	160,357	(512,763)	-	-	-	5*
Total	$458,144	$1,274,429	$(1,193,307)	$(32,831)	$-	$506,435	$11

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Momentum ETF (XMMO)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.24%
Iridium Communications, Inc.(b)	232,159	$9,804,074
New York Times Co. (The), Class A	239,524	10,486,361
		20,290,435
Consumer Discretionary-19.00%
AutoNation, Inc.(b)	80,753	9,797,761
Deckers Outdoor Corp.(b)	35,117	14,427,819
Dick’s Sporting Goods, Inc.(c)	78,331	8,157,390
Five Below, Inc.(b)	66,251	12,880,519
Fox Factory Holding Corp.(b)	60,438	9,763,155
Lithia Motors, Inc., Class A	62,273	23,490,621
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	97,877	9,112,349
Papa John’s International, Inc.	42,171	4,812,555
RH(b)(c)	31,634	21,007,507
Thor Industries, Inc.	59,072	6,991,762
TopBuild Corp.(b)	45,120	9,145,373
Visteon Corp.(b)	36,145	4,122,337
Williams-Sonoma, Inc.	126,821	19,238,746
Wingstop, Inc.	45,601	7,811,907
YETI Holdings, Inc.(b)	116,220	11,195,473
		171,955,274
Consumer Staples-8.41%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	322,698	16,341,427
Boston Beer Co., Inc. (The), Class A(b)	24,442	17,353,820
Darling Ingredients, Inc.(b)	413,265	28,544,214
Hain Celestial Group, Inc. (The)(b)	166,901	6,661,019
Nu Skin Enterprises, Inc., Class A	66,307	3,560,023
Sprouts Farmers Market, Inc.(b)	147,449	3,624,296
		76,084,799
Energy-1.70%
CNX Resources Corp.(b)	260,290	3,149,509
EQT Corp.(b)	663,311	12,198,289
		15,347,798
Financials-1.27%
Evercore, Inc., Class A	45,054	5,956,139
Kinsale Capital Group, Inc.	30,764	5,495,835
		11,451,974
Health Care-25.79%
Amedisys, Inc.(b)	52,573	13,701,575
Arrowhead Pharmaceuticals, Inc.(b)(c)	143,880	9,969,445
Bio-Techne Corp.	68,249	32,912,398
Emergent BioSolutions, Inc.(b)	77,150	5,084,185
Halozyme Therapeutics, Inc.(b)	337,031	13,929,491
LHC Group, Inc.(b)	34,118	7,341,511
Ligand Pharmaceuticals, Inc.(b)(c)	32,421	3,680,108
Masimo Corp.(b)(c)	84,482	23,012,052
Medpace Holdings, Inc.(b)	35,687	6,278,771
Molina Healthcare, Inc.(b)	99,610	27,194,526
Patterson Cos., Inc.	104,263	3,245,707
Penumbra, Inc.(b)(c)	42,355	11,276,172
Quidel Corp.(b)(c)	102,184	14,455,970
Repligen Corp.(b)	117,528	28,876,630
STAAR Surgical Co.(b)	123,794	15,835,728
United Therapeutics Corp.(b)	90,992	16,554,175
		233,348,444
Industrials-14.24%
AGCO Corp.	84,733	11,194,077
Axon Enterprise, Inc.(b)	131,340	24,431,867
Builders FirstSource, Inc.(b)	206,681	9,197,304
	Shares	Value
Industrials-(continued)
Dycom Industries, Inc.(b)	45,435	$3,153,189
Regal Beloit Corp.	62,412	9,188,919
Sunrun, Inc.(b)(c)	414,633	21,963,110
Tetra Tech, Inc.	65,732	8,776,537
Trex Co., Inc.(b)(c)	198,807	19,304,160
Trinity Industries, Inc.(c)	94,930	2,573,552
Valmont Industries, Inc.	24,111	5,713,101
Watsco, Inc.	47,142	13,314,786
		128,810,602
Information Technology-20.02%
Brooks Automation, Inc.	147,062	13,089,989
Ciena Corp.(b)	151,450	8,805,303
Cognex Corp.	268,134	24,241,995
CommVault Systems, Inc.(b)	55,342	4,183,302
Cree, Inc.(b)(c)	223,119	20,696,518
First Solar, Inc.(b)	164,790	14,178,531
II-VI Incorporated(b)(c)	272,723	19,038,793
LiveRamp Holdings, Inc.(b)	115,211	4,609,592
MKS Instruments, Inc.	66,076	10,336,929
Qualys, Inc.(b)(c)	53,968	5,480,990
SailPoint Technologies Holding, Inc.(b)(c)	209,210	10,458,408
Semtech Corp.(b)	72,160	4,467,426
SolarEdge Technologies, Inc.(b)	136,592	35,442,892
Synaptics, Inc.(b)(c)	40,036	6,082,269
		181,112,937
Materials-7.29%
Chemours Co. (The)	251,105	8,349,241
Cleveland-Cliffs, Inc.(b)(c)	837,463	20,936,575
Olin Corp.	172,616	8,118,130
Scotts Miracle-Gro Co. (The)	83,080	14,701,837
Silgan Holdings, Inc.	77,267	3,130,859
United States Steel Corp.(c)	404,876	10,721,117
		65,957,759
Total Common Stocks & Other Equity Interests (Cost $775,024,524)		904,360,022
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $726,157)	726,157	726,157
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $775,750,681)		905,086,179
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.23%
Invesco Private Government Fund, 0.02%(d)(e)(f)	44,060,268	44,060,268
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	102,766,185	$102,807,292
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $146,867,560)		146,867,560
TOTAL INVESTMENTS IN SECURITIES-116.27% (Cost $922,618,241)		1,051,953,739
OTHER ASSETS LESS LIABILITIES-(16.27)%		(147,181,644)
NET ASSETS-100.00%		$904,772,095
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$335,811	$9,637,550	$(9,247,204)	$-	$-	$726,157	$75
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	47,117,059	89,005,354	(92,062,145)	-	-	44,060,268	1,493*
Invesco Private Prime Fund	70,675,590	156,915,828	(124,784,125)	(1)	-	102,807,292	25,600*
Total	$118,128,460	$255,558,732	$(226,093,474)	$(1)	$-	$147,593,717	$27,168

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Quality ETF (XMHQ)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-0.96%
World Wrestling Entertainment, Inc., Class A(b)	20,845	$1,029,326
Yelp, Inc.(c)	40,441	1,512,494
		2,541,820
Consumer Discretionary-18.51%
AutoNation, Inc.(c)	27,060	3,283,190
Brunswick Corp.	40,400	4,217,760
Carter’s, Inc.	22,795	2,227,983
Deckers Outdoor Corp.(c)	17,755	7,294,642
Dick’s Sporting Goods, Inc.(b)	30,753	3,202,617
Foot Locker, Inc.	47,952	2,736,141
Gentex Corp.	118,075	4,018,092
Polaris, Inc.(b)	31,844	4,173,793
Tempur Sealy International, Inc.	84,380	3,651,123
Tri Pointe Homes, Inc.(c)	51,616	1,244,978
Williams-Sonoma, Inc.	45,487	6,900,378
YETI Holdings, Inc.(c)	60,161	5,795,309
		48,746,006
Consumer Staples-0.98%
Hain Celestial Group, Inc. (The)(c)	34,750	1,386,872
Nu Skin Enterprises, Inc., Class A	22,208	1,192,348
		2,579,220
Energy-0.35%
World Fuel Services Corp.	26,425	910,606
Financials-29.20%
Associated Banc-Corp.	75,532	1,495,533
BancorpSouth Bank	42,607	1,099,261
Bank OZK	49,805	2,027,561
Cathay General Bancorp	51,101	1,935,195
Commerce Bancshares, Inc.	50,923	3,601,784
Cullen/Frost Bankers, Inc.	37,761	4,052,510
East West Bancorp, Inc.	81,217	5,778,589
F.N.B. Corp.	156,263	1,790,774
Federated Hermes, Inc., Class B	41,195	1,336,366
Home BancShares, Inc.	81,599	1,728,267
International Bancshares Corp.	36,785	1,437,558
Janus Henderson Group PLC	86,077	3,601,462
Old Republic International Corp.	128,974	3,180,499
PacWest Bancorp	80,806	3,217,695
Pinnacle Financial Partners, Inc.	38,435	3,444,160
PROG Holdings, Inc.	45,336	1,984,357
Prosperity Bancshares, Inc.	50,761	3,461,392
SEI Investments Co.	52,629	3,199,843
Signature Bank	38,011	8,627,357
Sterling Bancorp	93,191	2,023,177
Stifel Financial Corp.	52,853	3,516,839
Synovus Financial Corp.	102,120	4,176,708
Trustmark Corp.	43,593	1,308,662
Umpqua Holdings Corp.	154,008	2,906,131
United Bankshares, Inc.	78,407	2,708,178
Washington Federal, Inc.	31,745	1,024,411
Webster Financial Corp.	46,574	2,240,209
		76,904,478
Health Care-11.01%
Chemed Corp.	8,796	4,187,072
Emergent BioSolutions, Inc.(c)	18,479	1,217,766
Hill-Rom Holdings, Inc.	27,971	3,872,865
LHC Group, Inc.(c)	14,950	3,216,941
Medpace Holdings, Inc.(c)	11,172	1,965,602
	Shares	Value
Health Care-(continued)
Molina Healthcare, Inc.(c)	44,042	$12,023,906
Quidel Corp.(b)(c)	17,779	2,515,195
		28,999,347
Industrials-13.79%
AGCO Corp.	28,357	3,746,243
EMCOR Group, Inc.	27,304	3,325,900
Graco, Inc.	71,978	5,620,042
Healthcare Services Group, Inc.(b)	40,566	1,058,773
Landstar System, Inc.	17,638	2,769,166
Lincoln Electric Holdings, Inc.	28,298	3,945,590
ManpowerGroup, Inc.	25,101	2,976,477
MasTec, Inc.(c)	23,661	2,395,203
Owens Corning	51,501	4,952,336
Watsco, Inc.	15,503	4,378,667
Werner Enterprises, Inc.	24,795	1,133,380
		36,301,777
Information Technology-17.69%
Arrow Electronics, Inc.(c)	31,232	3,703,178
CDK Global, Inc.	67,877	3,257,417
Cognex Corp.	89,032	8,049,383
CommVault Systems, Inc.(c)	27,222	2,057,711
Fair Isaac Corp.(c)	16,140	8,455,907
Manhattan Associates, Inc.(c)	42,149	6,728,245
Synaptics, Inc.(b)(c)	14,676	2,229,578
SYNNEX Corp.	18,224	2,178,497
Universal Display Corp.	30,977	7,263,797
Vontier Corp.	82,199	2,659,138
		46,582,851
Materials-6.33%
Eagle Materials, Inc.	19,886	2,810,290
Louisiana-Pacific Corp.	71,845	3,983,087
NewMarket Corp.	3,061	967,000
Reliance Steel & Aluminum Co.	25,848	4,062,013
Scotts Miracle-Gro Co. (The)	20,510	3,629,450
Worthington Industries, Inc.	18,921	1,210,376
		16,662,216
Real Estate-1.09%
PotlatchDeltic Corp.	31,611	1,641,875
PS Business Parks, Inc.	7,918	1,216,759
		2,858,634
Total Common Stocks & Other Equity Interests (Cost $243,636,420)		263,086,955
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $305,421)	305,421	305,421
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $243,941,841)		263,392,376
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.12%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,365,272	2,365,272
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	5,841,957	$5,844,294
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,209,566)		8,209,566
TOTAL INVESTMENTS IN SECURITIES-103.14% (Cost $252,151,407)		271,601,942
OTHER ASSETS LESS LIABILITIES-(3.14)%		(8,279,563)
NET ASSETS-100.00%		$263,322,379
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$219,555	$5,228,957	$(5,143,091)	$-	$-	$305,421	$37
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,641,804	12,324,671	(12,601,203)	-	-	2,365,272	90*
Invesco Private Prime Fund	4,359,623	24,160,040	(22,675,369)	-	-	5,844,294	1,487*
Total	$7,220,982	$41,713,668	$(40,419,663)	$-	$-	$8,514,987	$1,614

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-1.34%
TEGNA, Inc.	174,181	$3,086,487
Consumer Discretionary-23.19%
Adient PLC(b)	66,039	2,782,223
AutoNation, Inc.(b)	48,801	5,921,025
Dana, Inc.	116,835	2,822,733
Dick’s Sporting Goods, Inc.(c)	28,904	3,010,062
Foot Locker, Inc.	57,361	3,273,019
Goodyear Tire & Rubber Co. (The)(b)	151,013	2,372,414
Graham Holdings Co., Class B	7,529	5,004,225
KB Home	77,472	3,287,912
Kohl’s Corp.	76,206	3,871,265
Lear Corp.	15,018	2,627,850
Lithia Motors, Inc., Class A	10,201	3,848,021
Taylor Morrison Home Corp., Class A(b)	175,251	4,700,232
Toll Brothers, Inc.	49,988	2,962,789
Tri Pointe Homes, Inc.(b)	187,116	4,513,238
Urban Outfitters, Inc.(b)	69,322	2,577,392
		53,574,400
Consumer Staples-3.53%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	79,695	4,035,755
Casey’s General Stores, Inc.	9,885	1,954,363
Nu Skin Enterprises, Inc., Class A	40,127	2,154,419
		8,144,537
Energy-0.93%
Antero Midstream Corp.	225,761	2,144,730
Financials-30.06%
American Financial Group, Inc.	28,779	3,640,256
Bank OZK	66,452	2,705,261
CNO Financial Group, Inc.	208,256	4,756,567
Cullen/Frost Bankers, Inc.	17,169	1,842,577
East West Bancorp, Inc.	27,551	1,960,254
Essent Group Ltd.	56,907	2,570,489
First Horizon Corp.	172,735	2,668,756
Hancock Whitney Corp.	52,511	2,295,256
Home BancShares, Inc.	86,158	1,824,826
Janus Henderson Group PLC	75,793	3,171,179
Jefferies Financial Group, Inc.	157,027	5,211,726
Mercury General Corp.	67,903	4,130,540
MGIC Investment Corp.	235,312	3,256,718
Navient Corp.	209,855	4,287,338
Old Republic International Corp.	172,894	4,263,566
PacWest Bancorp	57,525	2,290,646
Pinnacle Financial Partners, Inc.	26,982	2,417,857
PROG Holdings, Inc.	44,082	1,929,469
SLM Corp.	127,227	2,395,684
Stifel Financial Corp.	40,667	2,705,982
Synovus Financial Corp.	52,027	2,127,904
Texas Capital Bancshares, Inc.(b)	37,160	2,340,337
UMB Financial Corp.	28,909	2,705,882
Webster Financial Corp.	40,383	1,942,422
		69,441,492
Health Care-2.81%
Molina Healthcare, Inc.(b)	10,029	2,738,018
Tenet Healthcare Corp.(b)	52,311	3,758,022
		6,496,040
Industrials-18.12%
AECOM(b)	32,675	2,057,218
AGCO Corp.	17,419	2,301,224
	Shares	Value
Industrials-(continued)
ASGN, Inc.(b)	19,783	$2,000,655
Builders FirstSource, Inc.(b)	93,157	4,145,486
Dycom Industries, Inc.(b)	32,192	2,234,125
EMCOR Group, Inc.	18,715	2,279,674
EnerSys	22,266	2,196,764
GATX Corp.(c)	22,545	2,079,776
Insperity, Inc.	21,097	2,089,658
KBR, Inc.	49,454	1,913,870
ManpowerGroup, Inc.	30,836	3,656,533
MasTec, Inc.(b)	16,310	1,651,061
Oshkosh Corp.	16,277	1,945,915
Owens Corning	22,602	2,173,408
Regal Beloit Corp.	14,881	2,190,930
Ryder System, Inc.	43,742	3,330,953
Timken Co. (The)	22,109	1,757,666
XPO Logistics, Inc.(b)	13,437	1,863,578
		41,868,494
Information Technology-8.02%
Alliance Data Systems Corp.	21,193	1,976,247
Amkor Technology, Inc.	135,705	3,343,771
Arrow Electronics, Inc.(b)	41,685	4,942,591
Jabil, Inc.	67,995	4,048,422
SYNNEX Corp.	35,189	4,206,493
		18,517,524
Materials-9.97%
Avient Corp.	42,399	2,057,199
Commercial Metals Co.	111,971	3,672,649
Greif, Inc., Class A	50,248	3,046,034
Louisiana-Pacific Corp.	35,171	1,949,880
Minerals Technologies, Inc.	26,623	2,135,697
Reliance Steel & Aluminum Co.	15,721	2,470,555
Steel Dynamics, Inc.	37,951	2,445,942
United States Steel Corp.(c)	81,091	2,147,290
Worthington Industries, Inc.	48,555	3,106,063
		23,031,309
Real Estate-0.86%
PotlatchDeltic Corp.	38,084	1,978,083
Utilities-1.11%
MDU Resources Group, Inc.	81,206	2,575,854
Total Common Stocks & Other Equity Interests (Cost $219,923,902)		230,858,950
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $184,911)	184,911	184,911
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $220,108,813)		231,043,861
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.80%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,801,159	1,801,159
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	4,660,706	$4,662,570
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,463,729)		6,463,729
TOTAL INVESTMENTS IN SECURITIES-102.82% (Cost $226,572,542)		237,507,590
OTHER ASSETS LESS LIABILITIES-(2.82)%		(6,507,479)
NET ASSETS-100.00%		$231,000,111
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$133,443	$898,418	$(846,950)	$-	$-	$184,911	$10
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,914,868	11,941,558	(12,055,267)	-	-	1,801,159	75*
Invesco Private Prime Fund	2,872,302	23,052,184	(21,261,916)	-	-	4,662,570	1,348*
Total	$4,920,613	$35,892,160	$(34,164,133)	$-	$-	$6,648,640	$1,433

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Momentum ETF (XSMO)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-1.32%
QuinStreet, Inc.(b)	24,098	$441,958
TechTarget, Inc.(b)(c)	24,402	1,783,298
		2,225,256
Consumer Discretionary-22.44%
Big Lots, Inc.(c)	19,244	1,108,647
Buckle, Inc. (The)	14,849	624,846
Century Communities, Inc.	12,272	852,290
El Pollo Loco Holdings, Inc.(b)	8,237	153,291
GameStop Corp., Class A(b)(c)	80,045	12,896,850
Haverty Furniture Cos., Inc., (Acquired 03/19/2021 - 04/19/2021; Cost $381,106)(d)	9,670	348,023
Hibbett, Inc.	10,055	891,476
iRobot Corp.(b)(c)	20,787	1,818,863
L Brands, Inc.(b)(c)	66,532	1,898,823
Liquidity Services, Inc.(b)	25,563	507,170
Lumber Liquidators Holdings, Inc.(b)	24,997	476,943
MarineMax, Inc.(b)	12,855	691,471
ODP Corp. (The)(b)	28,917	1,368,642
PetMed Express, Inc.	8,879	278,712
Rent-A-Center, Inc.	22,662	1,296,720
Shake Shack, Inc., Class A(b)	17,091	1,718,329
Shutterstock, Inc.	10,821	1,173,970
Sleep Number Corp.(b)	14,114	1,400,250
Stamps.com, Inc.(b)	13,861	4,529,220
Sturm Ruger & Co., Inc.	8,200	609,752
Tupperware Brands Corp.(b)(c)	38,497	804,202
Vista Outdoor, Inc.(b)	55,729	2,250,894
		37,699,384
Consumer Staples-8.99%
B&G Foods, Inc.(c)	51,470	1,478,218
Celsius Holdings, Inc.(b)(c)	39,252	2,693,865
Central Garden & Pet Co.(b)	4,299	207,599
Central Garden & Pet Co., Class A(b)	17,234	746,404
Medifast, Inc.	9,867	2,817,127
MGP Ingredients, Inc.(c)	7,528	449,045
National Beverage Corp.(c)	27,431	1,244,819
PriceSmart, Inc.	12,967	1,163,659
SpartanNash Co.	16,522	321,353
United Natural Foods, Inc.(b)	46,197	1,530,045
USANA Health Sciences, Inc.(b)	4,971	473,587
WD-40 Co.	8,128	1,975,023
		15,100,744
Energy-4.10%
Range Resources Corp.(b)	190,548	2,902,046
Renewable Energy Group, Inc.(b)	33,157	2,030,866
Southwestern Energy Co.(b)	414,096	1,950,392
		6,883,304
Financials-5.47%
Brightsphere Investment Group, Inc.	33,552	838,464
Donnelley Financial Solutions, Inc.(b)	16,136	519,741
HCI Group, Inc.(c)	2,572	258,435
Mr. Cooper Group, Inc.(b)	42,447	1,578,179
Palomar Holdings, Inc.(b)	12,168	990,840
Trupanion, Inc.(b)(c)	34,482	3,966,120
Virtus Investment Partners, Inc.	3,747	1,034,659
		9,186,438
	Shares	Value
Health Care-15.19%
Allscripts Healthcare Solutions, Inc.(b)(c)	88,764	$1,516,089
Community Health Systems, Inc.(b)	60,794	809,776
Corcept Therapeutics, Inc.(b)	64,497	1,339,603
Covetrus, Inc.(b)	72,426	1,843,966
Cytokinetics, Inc.(b)(c)	30,318	899,838
Ensign Group, Inc. (The)	25,971	2,209,353
Fulgent Genetics, Inc.(b)(c)	19,177	1,769,078
Heska Corp.(b)	5,077	1,222,034
Meridian Bioscience, Inc.(b)	27,598	565,759
ModivCare, Inc.(b)	10,329	1,755,930
NeoGenomics, Inc.(b)	59,953	2,763,833
Omnicell, Inc.(b)	20,484	3,000,906
OraSure Technologies, Inc.(b)	39,807	469,325
Owens & Minor, Inc.	63,351	2,929,984
Pacira BioSciences, Inc.(b)	21,482	1,266,364
Pennant Group, Inc. (The)(b)	12,898	441,370
Simulations Plus, Inc.	12,112	571,565
Zynex, Inc.(b)(c)	9,642	133,927
		25,508,700
Industrials-13.45%
AAON, Inc.	18,624	1,157,482
AeroVironment, Inc.(b)	11,655	1,178,321
ArcBest Corp.	17,076	1,009,362
Astec Industries, Inc.	10,564	647,679
Atlas Air Worldwide Holdings, Inc.(b)	18,575	1,243,968
Boise Cascade Co.	16,130	825,050
Chart Industries, Inc.(b)	17,050	2,650,422
Echo Global Logistics, Inc.(b)	10,988	339,859
Gibraltar Industries, Inc.(b)	17,124	1,278,820
Matson, Inc.	21,877	1,468,384
MYR Group, Inc.(b)	9,576	915,753
Pitney Bowes, Inc.	93,412	747,296
Proto Labs, Inc.(b)(c)	17,495	1,367,934
Resideo Technologies, Inc.(b)	81,419	2,401,860
Saia, Inc.(b)	17,985	4,064,610
Vicor Corp.(b)	11,156	1,289,745
		22,586,545
Information Technology-20.02%
3D Systems Corp.(b)(c)	78,889	2,172,603
8x8, Inc.(b)	54,132	1,383,614
ADTRAN, Inc.	28,485	638,349
Advanced Energy Industries, Inc.	16,391	1,700,566
Alarm.com Holdings, Inc.(b)	32,237	2,682,763
Arlo Technologies, Inc.(b)	37,282	227,793
Badger Meter, Inc.	14,986	1,514,036
CEVA, Inc.(b)	15,293	759,144
Cohu, Inc.(b)	23,733	840,386
Diodes, Inc.(b)	15,514	1,272,148
FARO Technologies, Inc.(b)	7,890	575,102
FormFactor, Inc.(b)	38,848	1,447,476
LivePerson, Inc.(b)(c)	26,327	1,676,767
MicroStrategy, Inc., Class A(b)(c)	9,312	5,829,405
NETGEAR, Inc.(b)	15,642	535,738
Onto Innovation, Inc.(b)	21,003	1,471,890
Power Integrations, Inc.	32,503	3,152,466
SPS Commerce, Inc.(b)	22,147	2,412,916
TTEC Holdings, Inc.	12,511	1,307,399
Ultra Clean Holdings, Inc.(b)	19,469	1,051,521
Unisys Corp.(b)	43,579	973,991
		33,626,073
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Materials-5.01%
Arconic Corp.(b)	89,180	$3,205,129
Century Aluminum Co.(b)	25,271	367,946
FutureFuel Corp.	13,989	118,907
Hawkins, Inc.	7,808	283,508
Livent Corp.(b)(c)	74,589	1,455,231
Quaker Chemical Corp.	6,665	1,677,847
Rayonier Advanced Materials, Inc.(b)	31,810	221,716
Trinseo S.A.	20,078	1,091,440
		8,421,724
Real Estate-3.98%
Innovative Industrial Properties, Inc.(c)	15,949	3,428,875
Safehold, Inc.(c)	7,030	634,950
St. Joe Co. (The)	23,206	1,050,536
Uniti Group, Inc.	134,041	1,569,620
		6,683,981
Total Common Stocks & Other Equity Interests (Cost $152,118,265)		167,922,149
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $178,110)	178,110	178,110
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $152,296,375)		168,100,259
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.22%
Invesco Private Government Fund, 0.02%(e)(f)(g)	11,703,988	$11,703,988
Invesco Private Prime Fund, 0.12%(e)(f)(g)	27,298,385	27,309,304
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,013,292)		39,013,292
TOTAL INVESTMENTS IN SECURITIES-123.30% (Cost $191,309,667)		207,113,551
OTHER ASSETS LESS LIABILITIES-(23.30)%		(39,135,804)
NET ASSETS-100.00%		$167,977,747

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Restricted security. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$925,909	$480,736	$(1,228,535)	$-	$-	$178,110	$11
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,964,174	38,690,460	(43,950,646)	-	-	11,703,988	371*
Invesco Private Prime Fund	26,011,273	68,486,929	(67,188,898)	-	-	27,309,304	6,776*
Total	$43,901,356	$107,658,125	$(112,368,079)	$-	$-	$39,191,402	$7,158

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-2.19%
AMC Networks, Inc., Class A(b)(c)	34,615	$1,732,135
E.W. Scripps Co. (The), Class A	161,100	3,073,788
Gannett Co., Inc.(b)	463,522	2,674,522
		7,480,445
Consumer Discretionary-23.77%
America’s Car-Mart, Inc.(b)	14,950	2,377,050
Asbury Automotive Group, Inc.(b)	15,689	3,223,462
Barnes & Noble Education, Inc.(b)(c)	307,584	2,568,326
Big Lots, Inc.(c)	68,932	3,971,172
Century Communities, Inc.	39,334	2,731,746
Conn’s, Inc.(b)	119,903	2,666,643
Core-Mark Holding Co., Inc.	84,703	3,645,617
Ethan Allen Interiors, Inc.	71,096	1,689,952
Genesco, Inc.(b)	51,871	2,979,989
G-III Apparel Group Ltd.(b)	89,900	2,684,414
Group 1 Automotive, Inc.	31,839	5,531,708
Haverty Furniture Cos., Inc., (Acquired 12/18/2020 - 04/13/2021; Cost $1,423,321)(d)	44,287	1,593,889
L Brands, Inc.(b)(c)	84,980	2,425,329
Lumber Liquidators Holdings, Inc.(b)	122,933	2,345,562
M.D.C. Holdings, Inc.	52,012	2,773,280
M/I Homes, Inc.(b)	55,251	3,575,292
Macy’s, Inc.(b)	180,928	3,075,776
MarineMax, Inc.(b)(c)	64,711	3,480,805
Meritage Homes Corp.(b)	30,478	3,309,301
ODP Corp. (The)(b)	80,386	3,804,669
Patrick Industries, Inc.	27,966	2,310,831
Shoe Carnival, Inc.	72,903	2,456,831
Signet Jewelers Ltd.(c)	35,952	2,313,152
Sonic Automotive, Inc., Class A	97,127	5,298,278
Tupperware Brands Corp.(b)(c)	84,479	1,764,766
Unifi, Inc.(b)	98,617	2,326,375
Vista Outdoor, Inc.(b)	49,995	2,019,298
Zumiez, Inc.(b)	49,809	2,174,163
		81,117,676
Consumer Staples-3.20%
Andersons, Inc. (The)	161,440	4,310,448
Central Garden & Pet Co., Class A(b)	44,971	1,947,694
United Natural Foods, Inc.(b)	140,838	4,664,555
		10,922,697
Energy-3.21%
Bonanza Creek Energy, Inc.(c)	64,262	2,472,159
Green Plains, Inc.(b)(c)	63,156	2,233,196
Nabors Industries Ltd.(b)(c)	26,131	2,286,724
Renewable Energy Group, Inc.(b)(c)	32,023	1,961,409
US Silica Holdings, Inc.(b)	198,893	2,008,819
		10,962,307
Financials-27.56%
Allegiance Bancshares, Inc.	68,132	2,484,774
Ameris Bancorp(c)	46,090	2,240,435
Apollo Commercial Real Estate Finance, Inc.	182,910	2,783,890
ARMOUR Residential REIT, Inc.	361,566	3,760,286
B. Riley Financial, Inc.	41,945	2,833,804
Banc of California, Inc.	124,411	2,129,916
BankUnited, Inc.	48,296	1,911,556
Columbia Banking System, Inc.	55,711	1,946,542
Customers Bancorp, Inc.(b)	70,926	2,568,940
Ellington Financial, Inc.	193,197	3,512,321
	Shares	Value
Financials-(continued)
Enova International, Inc.(b)	94,734	$3,134,748
FB Financial Corp.	57,100	2,158,951
First Bancorp	190,158	2,306,616
Flagstar Bancorp, Inc.	91,402	4,182,555
Granite Point Mortgage Trust, Inc.	203,062	2,865,205
Hilltop Holdings, Inc.	86,957	2,754,798
HomeStreet, Inc.	59,974	2,261,620
Independent Bank Group, Inc.	29,518	2,057,405
KKR Real Estate Finance Trust, Inc.	123,925	2,640,842
Mr. Cooper Group, Inc.(b)(c)	130,259	4,843,030
National Bank Holdings Corp., Class A	60,027	2,128,557
New York Mortgage Trust, Inc.	765,515	3,345,301
NMI Holdings, Inc., Class A(b)	91,815	2,021,766
OFG Bancorp	111,557	2,576,967
PennyMac Mortgage Investment Trust	205,136	4,045,282
Piper Sandler Cos.	17,288	2,121,065
Provident Financial Services, Inc.	106,361	2,297,398
Ready Capital Corp.	225,498	3,409,530
Redwood Trust, Inc.	331,497	3,934,869
Renasant Corp.(c)	60,354	2,123,254
Stewart Information Services Corp.	59,829	3,530,509
StoneX Group, Inc.(b)	78,460	5,063,024
Veritex Holdings, Inc.	61,593	2,066,445
		94,042,201
Health Care-5.72%
Allscripts Healthcare Solutions, Inc.(b)(c)	188,307	3,216,284
Community Health Systems, Inc.(b)	288,368	3,841,062
Cross Country Healthcare, Inc.(b)	132,954	2,183,105
Fulgent Genetics, Inc.(b)(c)	31,229	2,880,875
Magellan Health, Inc.(b)	45,095	4,253,360
Owens & Minor, Inc.	67,914	3,141,022
		19,515,708
Industrials-17.48%
AAR Corp.(b)	61,385	2,195,128
American Woodmark Corp.(b)	30,161	2,239,454
ArcBest Corp.	42,513	2,512,943
Arcosa, Inc.	36,279	1,986,638
Atlas Air Worldwide Holdings, Inc.(b)	67,744	4,536,816
Boise Cascade Co.	54,251	2,774,939
Echo Global Logistics, Inc.(b)	110,768	3,426,054
Encore Wire Corp.	28,527	2,237,373
GMS, Inc.(b)	54,576	2,681,319
Granite Construction, Inc.(c)	57,711	2,217,257
Greenbrier Cos., Inc. (The)	66,116	2,829,765
Griffon Corp.	125,057	2,891,318
Matson, Inc.	36,681	2,462,029
Matthews International Corp., Class A	60,192	2,082,643
Mueller Industries, Inc.	44,395	1,926,743
MYR Group, Inc.(b)	26,134	2,499,194
Quanex Building Products Corp.	83,219	2,067,160
Resideo Technologies, Inc.(b)	78,405	2,312,947
Titan International, Inc.(b)	248,814	2,144,777
TrueBlue, Inc.(b)	94,695	2,574,757
UFP Industries, Inc.	30,174	2,240,721
Veritiv Corp.(b)	72,997	4,473,256
Wabash National Corp.	159,154	2,330,014
		59,643,245
Information Technology-6.68%
Bel Fuse, Inc., Class B	302,868	4,131,120
ePlus, Inc.(b)	27,101	2,505,758
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Insight Enterprises, Inc.(b)	28,979	$2,908,912
Methode Electronics, Inc.	42,574	2,036,314
NETGEAR, Inc.(b)(c)	70,138	2,402,226
Plexus Corp.(b)	23,971	2,165,061
Sanmina Corp.(b)	91,140	3,501,599
Sykes Enterprises, Inc.(b)	58,694	3,149,520
		22,800,510
Materials-8.11%
AdvanSix, Inc.(b)	90,962	3,042,679
American Vanguard Corp.	137,079	2,263,174
Koppers Holdings, Inc.(b)	124,463	3,822,259
Olympic Steel, Inc.	127,874	3,851,565
Rayonier Advanced Materials, Inc.(b)	727,133	5,068,117
SunCoke Energy, Inc.	465,113	3,595,323
TimkenSteel Corp.(b)(c)	157,948	2,105,447
Trinseo S.A.	32,250	1,753,110
US Concrete, Inc.(b)	30,015	2,185,392
		27,687,066
Real Estate-1.99%
Global Net Lease, Inc.	111,025	2,050,632
Realogy Holdings Corp.(b)	267,525	4,740,543
		6,791,175
Total Common Stocks & Other Equity Interests (Cost $332,930,861)		340,963,030
	Shares	Value
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $489,543)	489,543	$489,543
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $333,420,404)		341,452,573
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.37%
Invesco Private Government Fund, 0.02%(e)(f)(g)	8,558,089	8,558,089
Invesco Private Prime Fund, 0.12%(e)(f)(g)	19,979,555	19,987,547
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,545,636)		28,545,636
TOTAL INVESTMENTS IN SECURITIES-108.42% (Cost $361,966,040)		369,998,209
OTHER ASSETS LESS LIABILITIES-(8.42)%		(28,733,439)
NET ASSETS-100.00%		$341,264,770

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Restricted security. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$166,691	$4,344,641	$(4,021,789)	$-	$-	$489,543	$25
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,258,766	41,183,036	(42,883,713)	-	-	8,558,089	346*
Invesco Private Prime Fund	15,388,149	71,072,049	(66,472,651)	-	-	19,987,547	5,996*
Total	$25,813,606	$116,599,726	$(113,378,153)	$-	$-	$29,035,179	$6,367

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Mid-Cap ETF (CZA)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-1.25%
Fox Corp., Class A	79,989	$2,852,408
Consumer Discretionary-3.30%
Garmin Ltd.	26,099	4,102,763
Genuine Parts Co.	19,267	2,445,368
Terminix Global Holdings, Inc.(b)	18,201	955,552
		7,503,683
Consumer Staples-3.44%
Coca-Cola Europacific Partners PLC (United Kingdom)	68,533	4,253,158
Tyson Foods, Inc., Class A	50,065	3,577,645
		7,830,803
Energy-1.12%
Pembina Pipeline Corp. (Canada)	76,772	2,537,315
Financials-16.70%
Arch Capital Group Ltd.(b)	53,579	2,089,581
Ares Management Corp., Class A	33,585	2,405,022
Arthur J. Gallagher & Co.	28,096	3,914,054
CNA Financial Corp.	36,709	1,615,563
East West Bancorp, Inc.	17,804	1,266,755
FactSet Research Systems, Inc.	5,211	1,861,786
Fifth Third Bancorp	92,441	3,354,684
Janus Henderson Group PLC	45,794	1,916,021
Northern Trust Corp.	27,492	3,102,472
Principal Financial Group, Inc.	35,488	2,204,869
Prosperity Bancshares, Inc.	12,337	841,260
Santander Consumer USA Holdings, Inc.	40,422	1,658,515
SEI Investments Co.	19,461	1,183,229
State Street Corp.	46,300	4,034,582
SVB Financial Group(b)	7,177	3,947,063
Synovus Financial Corp.	19,385	792,846
W.R. Berkley Corp.	24,279	1,776,494
		37,964,796
Health Care-7.13%
Amedisys, Inc.(b)	4,381	1,141,776
AmerisourceBergen Corp.	28,393	3,468,773
Charles River Laboratories International, Inc.(b)	6,789	2,762,580
Chemed Corp.	2,155	1,025,823
McKesson Corp.	21,481	4,378,472
QIAGEN N.V.(b)	17,646	931,532
Teleflex, Inc.	6,322	2,512,553
		16,221,509
Industrials-25.96%
ADT, Inc.(c)	113,452	1,190,112
AerCap Holdings N.V. (Ireland)(b)	17,906	949,018
AGCO Corp.	9,848	1,301,019
Allegion PLC	12,258	1,674,443
AMETEK, Inc.	31,722	4,410,944
Booz Allen Hamilton Holding Corp.	18,820	1,614,944
BWX Technologies, Inc.	13,352	766,805
Donaldson Co., Inc.	16,884	1,117,552
Dover Corp.	19,367	3,236,613
Equifax, Inc.	16,659	4,341,335
Flowserve Corp.	17,816	749,875
Graco, Inc.	22,598	1,764,452
Hubbell, Inc.	7,207	1,444,715
IDEX Corp.	10,281	2,330,600
ITT, Inc.	11,526	1,128,511
J.B. Hunt Transport Services, Inc.	16,669	2,807,893
	Shares	Value
Industrials-(continued)
Jacobs Engineering Group, Inc.	17,343	$2,345,641
Leidos Holdings, Inc.	19,913	2,119,141
Lincoln Electric Holdings, Inc.	7,825	1,091,040
Nordson Corp.	7,962	1,800,447
Oshkosh Corp.	9,063	1,083,482
PACCAR, Inc.	47,721	3,960,366
Sensata Technologies Holding PLC(b)	21,529	1,262,030
Stericycle, Inc.(b)	12,522	883,427
TFI International, Inc. (Canada)(c)	12,581	1,409,324
Toro Co. (The)	14,395	1,637,287
TransUnion	26,246	3,151,095
Verisk Analytics, Inc.	22,307	4,236,992
W.W. Grainger, Inc.	7,218	3,208,978
		59,018,081
Information Technology-8.89%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	298,348	2,646,347
Aspen Technology, Inc.(b)	9,291	1,358,902
CDW Corp.	19,017	3,486,767
Concentrix Corp.(b)	24,539	4,017,770
Dolby Laboratories, Inc., Class A	13,938	1,353,380
Flex Ltd.(b)	64,462	1,158,382
Genpact Ltd.	25,541	1,272,197
Littelfuse, Inc.	3,331	886,013
Skyworks Solutions, Inc.	21,850	4,031,543
		20,211,301
Materials-13.61%
AptarGroup, Inc.	9,180	1,183,486
Avery Dennison Corp.	11,488	2,420,292
Celanese Corp.	15,438	2,404,777
CF Industries Holdings, Inc.	28,654	1,353,901
Eastman Chemical Co.	18,730	2,111,246
FMC Corp.	18,110	1,936,864
Kirkland Lake Gold Ltd. (Canada)	36,525	1,561,078
Martin Marietta Materials, Inc.	8,182	2,972,521
Mosaic Co. (The)	51,168	1,597,977
Nucor Corp.	34,332	3,571,215
Reliance Steel & Aluminum Co.	8,761	1,376,791
RPM International, Inc.	17,835	1,544,333
Sonoco Products Co.	13,742	876,602
Vulcan Materials Co.	17,409	3,133,446
Wheaton Precious Metals Corp. (Canada)(c)	62,702	2,893,697
		30,938,226
Real Estate-3.13%
Duke Realty Corp.	52,155	2,653,646
Essex Property Trust, Inc.	8,952	2,937,151
Gaming and Leisure Properties, Inc.	32,332	1,530,597
		7,121,394
Utilities-15.49%
AES Corp. (The)	89,783	2,127,857
Avangrid, Inc.(c)	42,632	2,222,833
DTE Energy Co.	32,258	3,784,509
Edison International	51,996	2,833,782
Entergy Corp.	28,762	2,960,185
Evergy, Inc.	32,684	2,131,650
Eversource Energy	48,046	4,144,928
Fortis, Inc. (Canada)(c)	65,767	2,981,876
MDU Resources Group, Inc.	27,143	860,976
NiSource, Inc.	54,929	1,360,591
Public Service Enterprise Group, Inc.	70,416	4,381,988
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
UGI Corp.	28,094	$1,292,043
WEC Energy Group, Inc.	43,996	4,141,783
		35,225,001
Total Common Stocks & Other Equity Interests (Cost $198,191,933)		227,424,517
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $302,912)	302,912	302,912
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $198,494,845)		227,727,429
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.30%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,928,696	$2,928,696
Invesco Private Prime Fund, 0.12%(d)(e)(f)	6,830,892	6,833,625
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,762,321)		9,762,321
TOTAL INVESTMENTS IN SECURITIES-104.45% (Cost $208,257,166)		237,489,750
OTHER ASSETS LESS LIABILITIES-(4.45)%		(10,108,460)
NET ASSETS-100.00%		$227,381,290

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$326,529	$7,454,940	$(7,478,557)	$-	$-	$302,912	$21
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	820,751	9,911,371	(7,803,426)	-	-	2,928,696	51*
Invesco Private Prime Fund	1,231,126	19,362,111	(13,759,612)	-	-	6,833,625	834*
Total	$2,378,406	$36,728,422	$(29,041,595)	$-	$-	$10,065,233	$906

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Multi-Asset Income ETF (CVY)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-79.52%
Communication Services-2.59%
KT Corp., ADR (South Korea)	51,424	$739,992
Sinclair Broadcast Group, Inc., Class A(b)	13,497	381,830
SK Telecom Co. Ltd., ADR (South Korea)	31,743	922,769
ViacomCBS, Inc., Class B	32,026	1,310,824
		3,355,415
Consumer Discretionary-6.02%
Best Buy Co., Inc.	11,445	1,285,846
Big 5 Sporting Goods Corp.(b)	15,164	332,395
Buckle, Inc. (The)	10,791	454,085
Cango, Inc., ADR (China)(b)	151,908	663,838
Hanesbrands, Inc.	45,451	829,935
LCI Industries	3,010	438,918
M.D.C. Holdings, Inc.	15,261	813,717
Penske Automotive Group, Inc.	5,164	457,530
Rent-A-Center, Inc.	14,942	854,981
Sturm Ruger & Co., Inc.	5,803	431,511
Whirlpool Corp.	5,540	1,227,332
		7,790,088
Consumer Staples-5.23%
Archer-Daniels-Midland Co.	19,679	1,175,230
Bunge Ltd.	9,972	774,126
Coca-Cola FEMSA S.A.B. de C.V., ADR (Mexico)	20,861	1,180,107
Conagra Brands, Inc.	22,766	762,433
Mondelez International, Inc., Class A	20,560	1,300,626
Reynolds Consumer Products, Inc.	14,298	406,778
Tyson Foods, Inc., Class A	16,337	1,167,442
		6,766,742
Energy-14.12%
Black Stone Minerals L.P.	100,430	1,069,580
China Petroleum & Chemical Corp., ADR (China)	23,302	1,065,367
Crestwood Equity Partners L.P.	39,254	1,143,076
DCP Midstream L.P.	33,990	927,927
DHT Holdings, Inc.(b)	69,512	403,170
Diamondback Energy, Inc.	17,352	1,338,360
Energy Transfer L.P.	83,423	822,551
Enterprise Products Partners L.P.	44,153	996,533
Genesis Energy L.P.	92,896	930,818
Global Partners L.P.	50,587	1,356,237
MPLX L.P.	45,036	1,278,122
NuStar Energy L.P.	67,928	1,124,888
Oasis Midstream Partners L.P.	56,002	1,243,244
PetroChina Co. Ltd., ADR (China)	26,558	1,111,187
Petroleo Brasileiro S.A., ADR (Brazil)	63,671	679,370
Phillips 66 Partners L.P.	33,466	1,222,513
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	18,207	739,568
Western Midstream Partners L.P.	41,161	822,808
		18,275,319
Financials-28.06%
Aflac, Inc.	23,486	1,291,730
Allstate Corp. (The)	9,693	1,260,575
Apollo Commercial Real Estate Finance, Inc.	31,910	485,670
Ares Commercial Real Estate Corp.	21,175	319,319
B. Riley Financial, Inc.	6,090	411,440
Banco Santander Chile, ADR (Chile)(b)	34,178	667,838
BancorpSouth Bank	14,622	377,248
Bank of New York Mellon Corp. (The)	25,615	1,314,818
Bank OZK	21,077	858,045
BOK Financial Corp.(b)	4,951	415,933
	Shares	Value
Financials-(continued)
Chimera Investment Corp.	66,615	$980,573
Citigroup, Inc.	16,844	1,138,991
Equitable Holdings, Inc.	27,423	846,548
Federated Hermes, Inc., Class B	13,700	444,428
Fidelity National Financial, Inc.	18,801	838,713
First American Financial Corp.	13,583	914,272
First Bancorp	35,063	425,314
Fulton Financial Corp.	25,851	396,037
Hanover Insurance Group, Inc. (The)	3,151	428,221
Home BancShares, Inc.	16,292	345,064
Invesco Ltd.(c)	32,678	796,690
Jefferies Financial Group, Inc.	27,507	912,957
JPMorgan Chase & Co.	8,092	1,228,204
Lincoln National Corp.	12,919	796,069
MetLife, Inc.	20,463	1,180,715
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)(b)	115,487	613,236
Navient Corp.	50,499	1,031,695
Nomura Holdings, Inc., ADR (Japan)	214,248	1,066,955
Old National Bancorp	23,269	374,398
Old Republic International Corp.	33,406	823,792
OneMain Holdings, Inc.	15,795	963,495
PacWest Bancorp	19,855	790,626
Prosperity Bancshares, Inc.	5,957	406,208
Prudential Financial, Inc.	12,549	1,258,414
Radian Group, Inc.	38,630	872,265
Santander Consumer USA Holdings, Inc.	11,693	479,764
Shinhan Financial Group Co. Ltd., ADR (South Korea)(b)(d)	15,170	511,381
Simmons First National Corp., Class A	14,759	401,740
South State Corp.	5,067	348,812
State Street Corp.	15,341	1,336,815
T. Rowe Price Group, Inc.	7,095	1,448,515
Travelers Cos., Inc. (The)	8,318	1,238,716
Unum Group	29,460	807,204
Virtu Financial, Inc., Class A	29,990	771,943
Walker & Dunlop, Inc.	4,454	460,900
Washington Federal, Inc.	13,320	429,836
Zions Bancorporation N.A.	15,486	807,595
		36,319,717
Health Care-4.75%
Amgen, Inc.	5,413	1,307,456
Bristol-Myers Squibb Co.	19,612	1,331,066
Cardinal Health, Inc.	15,600	926,328
CVS Health Corp.	14,771	1,216,540
Perrigo Co. PLC	19,018	913,435
Premier, Inc., Class A	12,560	447,638
		6,142,463
Industrials-3.02%
General Dynamics Corp.	6,928	1,358,096
Huntington Ingalls Industries, Inc.	4,129	846,982
Lockheed Martin Corp.	3,376	1,254,758
Triton International Ltd. (Bermuda)	8,435	445,283
		3,905,119
Information Technology-1.87%
HP, Inc.	41,120	1,187,135
Intel Corp.	23,031	1,237,225
		2,424,360
Materials-2.41%
POSCO, ADR (South Korea)	10,234	808,384
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
Ternium S.A., ADR (Mexico)	30,107	$1,464,404
Vale S.A., ADR (Brazil)	40,549	852,340
		3,125,128
Real Estate-9.03%
Acadia Realty Trust	23,610	505,254
American Assets Trust, Inc.	10,953	404,494
Brixmor Property Group, Inc.	59,764	1,375,767
Federal Realty Investment Trust(b)	11,611	1,364,641
Kimco Realty Corp.	63,787	1,360,577
Kite Realty Group Trust	20,896	421,263
Piedmont Office Realty Trust, Inc., Class A	25,922	493,037
Simon Property Group, Inc.	10,529	1,332,129
SITE Centers Corp.	83,397	1,322,677
SL Green Realty Corp.	17,019	1,267,235
Tanger Factory Outlet Centers, Inc.	77,220	1,325,867
Urban Edge Properties	26,977	512,563
		11,685,504
Utilities-2.42%
AES Corp. (The)	51,686	1,224,958
CenterPoint Energy, Inc.	34,787	885,677
Vistra Corp.	53,628	1,026,976
		3,137,611
Total Common Stocks & Other Equity Interests (Cost $95,243,851)		102,927,466
Preferred Stocks-10.38%
Communication Services-0.61%
AT&T, Inc., Series C, Pfd., 4.75%	29,840	789,865
Financials-8.67%
Bank of America Corp., Series NN, Pfd., 4.38%	35,498	925,788
Capital One Financial Corp., Series J, Pfd., 4.80%	25,056	659,223
Capital One Financial Corp., Series L, Pfd., 4.38%	57,710	1,477,376
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	55,896	1,470,624
KKR & Co., Inc., Series C, Conv. Pfd., 6.00%	10,487	870,841
PartnerRe Ltd., Series J, Pfd., 4.88% (Bermuda)(b)	25,175	695,837
Regions Financial Corp., Series E, Pfd., 4.45%	43,367	1,131,011
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	989	1,495,872
Wells Fargo & Co., Series Z, Pfd., 4.75%	39,396	1,031,781
Wells Fargo & Co., Series CC, Pfd., 4.38%	57,252	1,461,071
		11,219,424
Utilities-1.10%
Dominion Energy, Inc., Series A, Conv. Pfd., 7.25%	14,226	1,418,759
Total Preferred Stocks (Cost $12,627,962)		13,428,048
	Shares	Value

Closed-End Funds-10.08%
Ares Dynamic Credit Allocation Fund, Inc.	24,266	$384,859
BlackRock Corporate High Yield Fund, Inc.	95,152	1,183,691
BlackRock Debt Strategies Fund, Inc.	39,600	439,560
BlackRock Limited Duration Income Trust(b)	23,133	398,813
Blackstone Strategic Credit Fund(b)	37,464	513,257
DoubleLine Income Solutions Fund	79,651	1,429,735
DoubleLine Yield Opportunities Fund	35,264	702,811
Eaton Vance Limited Duration Income Fund(b)	111,613	1,477,756
First Trust Senior Floating Rate Income Fund II	45,358	561,986
GAMCO Global Gold Natural Resources & Income Trust(b)	245,231	973,567
Highland Income Fund	87,738	895,805
KKR Income Opportunities Fund	19,447	317,180
Nuveen Global High Income Fund(b)	15,382	247,189
Nuveen Preferred & Income Opportunities Fund	83,439	834,390
PGIM Global High Yield Fund, Inc.	37,429	583,518
PGIM High Yield Bond Fund, Inc.	28,204	456,623
PIMCO Energy & Tactical Credit Opportunities Fund(b)	42,051	483,166
Templeton Emerging Markets Income Fund(b)	69,163	540,163
Wells Fargo Income Opportunities Fund	48,943	432,656
Western Asset High Yield Defined Opportunity Fund, Inc.(b)	12,007	188,630
Total Closed-End Funds (Cost $12,345,592)		13,045,355
Money Market Funds-0.36%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(e) (Cost $468,944)	468,944	468,944
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.34% (Cost $120,686,349)		129,869,813
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.12%
Invesco Private Government Fund, 0.02%(c)(e)(f)	1,592,248	1,592,248
Invesco Private Prime Fund, 0.12%(c)(e)(f)	3,735,801	3,737,295
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,329,543)		5,329,543
TOTAL INVESTMENTS IN SECURITIES-104.46% (Cost $126,015,892)		135,199,356
OTHER ASSETS LESS LIABILITIES-(4.46)%		(5,768,227)
NET ASSETS-100.00%		$129,431,129

See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Conv.	-Convertible
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Invesco Ltd.	$978,426	$374,599	$(472,630)	$(143,871)	$60,166	$796,690	$6,160
Invesco Mortgage Capital, Inc.	1,031,772	327,604	(1,217,023)	20,345	(162,698)	-	-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	152,455	2,248,687	(1,932,198)	-	-	468,944	28
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,861,838	8,431,442	(13,701,032)	-	-	1,592,248	68*
Invesco Private Prime Fund	10,292,757	16,215,239	(22,770,701)	-	-	3,737,295	1,340*
Total	$19,317,248	$27,597,571	$(40,093,584)	$(123,526)	$(102,532)	$6,595,177	$7,596

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Non-income producing security.
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021, for each Fund (except for Dynamic Large Cap Value ETF, S&P 100 Equal Weight ETF and S&P 500 Value with Momentum ETF). As of July 31, 2021, all of the securities in Dynamic Large Cap Value ETF, S&P 100 Equal Weight ETF and S&P 500 Value with Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Large Cap Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$794,018,161	$-	$-	$794,018,161
Money Market Funds	26,669	20,586,763	-	20,613,432
Total Investments	$794,044,830	$20,586,763	$-	$814,631,593
Invesco S&P 500 GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$598,399,269	$-	$-	$598,399,269
Money Market Funds	385,068	23,082,419	-	23,467,487
Total Investments	$598,784,337	$23,082,419	$-	$621,866,756
Invesco S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$904,360,022	$-	$-	$904,360,022
Money Market Funds	726,157	146,867,560	-	147,593,717
Total Investments	$905,086,179	$146,867,560	$-	$1,051,953,739
Invesco S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$263,086,955	$-	$-	$263,086,955
Money Market Funds	305,421	8,209,566	-	8,514,987
Total Investments	$263,392,376	$8,209,566	$-	$271,601,942
Invesco S&P MidCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$230,858,950	$-	$-	$230,858,950
Money Market Funds	184,911	6,463,729	-	6,648,640
Total Investments	$231,043,861	$6,463,729	$-	$237,507,590

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$167,922,149	$-	$-	$167,922,149
Money Market Funds	178,110	39,013,292	-	39,191,402
Total Investments	$168,100,259	$39,013,292	$-	$207,113,551
Invesco S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$340,963,030	$-	$-	$340,963,030
Money Market Funds	489,543	28,545,636	-	29,035,179
Total Investments	$341,452,573	$28,545,636	$-	$369,998,209
Invesco Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$227,424,517	$-	$-	$227,424,517
Money Market Funds	302,912	9,762,321	-	10,065,233
Total Investments	$227,727,429	$9,762,321	$-	$237,489,750
Invesco Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$102,927,466	$-	$-	$102,927,466
Preferred Stocks	13,428,048	-	-	13,428,048
Closed-End Funds	13,045,355	-	-	13,045,355
Money Market Funds	468,944	5,329,543	-	5,798,487
Total Investments	$129,869,813	$5,329,543	$-	$135,199,356